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ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 39.3%
	ASSET MANAGEMENT - 0.4%
957	Industrivarden A.B.	$ 37,241
696	Kinnevik A.B.	27,882
4,973	UBS Group A.G.(a)	76,180
		141,303
	AUTOMOTIVE - 2.2%
2,200	Aisin Seiki Company Ltd.	94,153
2,975	BorgWarner, Inc.	144,406
2,628	General Motors Company	155,498
2,800	Honda Motor Company Ltd.(a)	89,558
6,700	Sumitomo Rubber Industries Ltd.(a)	92,541
3,500	Toyoda Gosei Company Ltd.	86,247
4,600	Toyota Boshoku Corporation(a)	95,199
500	Toyota Industries Corporation	43,292
4,700	TS Tech Company Ltd.	72,624
		873,518
	BANKING - 0.6%
33,300	Mebuki Financial Group, Inc.(a)	70,206
6,423	Skandinaviska Enskilda Banken A.B.	83,027
3,605	Swedbank A.B., A Shares	67,125
		220,358
	BEVERAGES - 0.2%
780	Monster Beverage Corporation(b)	71,253

	BIOTECH & PHARMA - 0.5%
647	Dechra Pharmaceuticals plc	39,059
3,599	GlaxoSmithKline plc(a)	70,571
1,400	Kyowa Kirin Company Ltd.	49,698
1,200	Ono Pharmaceutical Company Ltd.	26,802
		186,130
	CABLE & SATELLITE - 0.4%
3,558	DISH Network Corporation, Class A(b)	148,724

	CHEMICALS - 1.7%
961	Celanese Corporation	145,688

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 39.3% (Continued)
	CHEMICALS - 1.7% (Continued)
1,100	Denka Company Ltd.	$ 36,620
1,800	Mitsubishi Gas Chemical Company, Inc.	38,209
4,453	Mosaic Company (The)	142,095
1,400	Nitto Denko Corporation	104,568
800	NOF Corporation	41,733
487	Novozymes A/S, Class B	36,712
222	Symrise A.G.	30,934
3,800	Tokuyama Corporation(a)	77,445
		654,004
	COMMERCIAL SUPPORT SERVICES - 0.6%
5,300	Asahi Holdings, Inc.	108,206
1,544	Rollins, Inc.	52,805
816	Sodexo S.A.	76,158
		237,169
	CONSTRUCTION MATERIALS - 0.2%
3,300	Taiheiyo Cement Corporation(a)	72,458

	DIVERSIFIED INDUSTRIALS - 0.8%
11,156	General Electric Company	150,159
1,800	Hitachi Ltd.(a)	103,161
1,175	Pentair plc	79,301
		332,621
	E-COMMERCE DISCRETIONARY - 0.5%
2,478	eBay, Inc.	173,980
136	Zalando S.E.(b)	16,477
		190,457
	ELECTRICAL EQUIPMENT - 0.9%
200	Daikin Industries Ltd.	37,283
1,201	Johnson Controls International plc	82,425
366	Kone OYJ, Class B	29,862
2,937	Signify N.V.(a)	185,782
		335,352
	ENGINEERING & CONSTRUCTION - 0.9%
10,700	Hazama Ando Corporation	78,860

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 39.3% (Continued)
	ENGINEERING & CONSTRUCTION - 0.9% (Continued)
6,200	Kajima Corporation	$ 78,596
2,600	Nippo Corporation	74,142
5,592	Peab A.B., Class B(a)	69,114
203	Spirax-Sarco Engineering plc	38,181
		338,893
	ENTERTAINMENT CONTENT - 0.2%
2,400	Mixi, Inc.	63,357

	FOOD - 0.6%
3,460	Conagra Brands, Inc.	125,875
800	Morinaga Milk Industry Company Ltd.	41,733
7,316	Tate & Lyle plc(a)	74,628
		242,236
	FORESTRY, PAPER & WOOD PRODUCTS - 0.2%
4,200	Sumitomo Forestry Company Ltd.(a)	77,007

	GAS & WATER UTILITIES - 0.1%
700	Iwatani Corporation	42,004

	HEALTH CARE FACILITIES & SERVICES - 3.4%
2,075	Centene Corporation(b)	151,330
1,344	Cigna Corporation	318,623
1,396	CVS Group plc(a)	46,573
1,411	DaVita, Inc.(b)	169,927
752	Fresenius Medical Care A.G. & Company KGaA(a)	62,461
746	HCA Healthcare, Inc.	154,228
305	Humana, Inc.	135,030
993	Quest Diagnostics, Inc.	131,046
401	UnitedHealth Group, Inc.	160,576
		1,329,794
	HOME & OFFICE PRODUCTS - 1.0%
2,668	Electrolux A.B. - Series B	74,030
400	Rinnai Corporation	38,094

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 39.3% (Continued)
	HOME & OFFICE PRODUCTS - 1.0% (Continued)
1,297	Whirlpool Corporation	$ 282,772
		394,896
	HOME CONSTRUCTION - 3.2%
3,333	DR Horton, Inc.	301,203
3,400	Iida Group Holdings Company Ltd.	87,612
3,183	Lennar Corporation, Class A	316,231
2,256	Masco Corporation	132,901
2,100	Open House Company Ltd.	98,766
5,744	PulteGroup, Inc.	313,450
		1,250,163
	HOUSEHOLD PRODUCTS - 0.2%
241	Estee Lauder Companies, Inc. (The), Class A	76,657

	INDUSTRIAL REIT - 0.1%
14,856	Tritax Big Box REIT plc	40,286

	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
447	Goldman Sachs Group, Inc. (The)	169,650
5,894	IG Group Holdings plc(a)	68,965
1,400	Japan Exchange Group, Inc.	31,156
4,413	Morgan Stanley	404,628
2,900	SBI Holdings, Inc.	68,666
		743,065
	INSURANCE - 3.8%
841	Admiral Group plc	36,527
2,849	Aflac, Inc.	152,877
2,592	Allstate Corporation (The)	338,101
548	Arthur J Gallagher & Company	76,764
1,783	ASR Nederland N.V.(a)	68,910
3,918	Assicurazioni Generali SpA	78,547
2,848	AXA S.A.	72,227
20,519	Legal & General Group plc	73,019
26,376	M&G plc	83,405
2,400	MS&AD Insurance Group Holdings, Inc.	69,368

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 39.3% (Continued)
	INSURANCE - 3.8% (Continued)
796	NN Group N.V.(a)	$ 37,551
7,609	Phoenix Group Holdings plc	71,099
1,393	Progressive Corporation (The)	136,807
1,800	Sompo Holdings, Inc.	66,590
13,500	T&D Holdings, Inc.(a)	174,665
		1,536,457
	INTERNET MEDIA & SERVICES - 0.1%
349	Scout24 A.G.	29,435

	LEISURE PRODUCTS - 0.1%
828	Thule Group A.B.	36,733

	MACHINERY - 1.1%
800	Azbil Corporation	33,192
400	Daifuku Company Ltd.	36,364
201	Deere & Company	70,895
1,634	Epiroc A.B.	37,257
1,473	Indutrade A.B.	37,720
1,800	Kubota Corporation	36,441
4,443	Valmet OYJ	193,792
		445,661
	MEDICAL EQUIPMENT & DEVICES - 1.4%
594	Agilent Technologies, Inc.	87,799
107	Bio-Rad Laboratories, Inc., Class A(b)	68,939
263	Danaher Corporation	70,579
137	IDEXX Laboratories, Inc.(b)	86,522
470	PerkinElmer, Inc.	72,573
61	Tecan Group A.G.(a)	30,251
128	Thermo Fisher Scientific, Inc.	64,572
220	West Pharmaceutical Services, Inc.	79,002
		560,237
	METALS & MINING - 0.5%
13,701	Ferrexpo plc(a)	80,971

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 39.3% (Continued)
	METALS & MINING - 0.5% (Continued)
2,038	Newmont Corporation	$ 129,168
		210,139
	REAL ESTATE OWNERS & DEVELOPERS - 0.2%
1,507	Nexity S.A.(a)	75,382

	REAL ESTATE SERVICES - 0.2%
2,900	Starts Corp, Inc.(a)	74,283

	RETAIL - CONSUMER STAPLES - 2.2%
10,084	B&M European Value Retail S.A.(a)	79,850
200	Cosmos Pharmaceutical Corporation	29,372
937	Etablissements Franz Colruyt N.V.	52,404
1,248	Kesko OYJ, B Shares	46,102
2,074	Koninklijke Ahold Delhaize N.V.(a)	61,661
3,810	Kroger Company (The)	145,961
1,000	Sugi Holdings Company Ltd.(a)	72,980
1,800	Sundrug Company Ltd.(a)	57,248
1,161	Target Corporation	280,660
900	Yaoko Company Ltd.	51,653
		877,891
	RETAIL - DISCRETIONARY - 2.5%
2,374	Best Buy Company, Inc.	272,962
4,353	Bilia A.B.(a)	92,281
233	Home Depot, Inc. (The)	74,301
15,495	Kingfisher plc	78,023
11,700	K's Holdings Corporation(a)	134,615
2,243	L Brands, Inc.	161,631
376	Lowe's Companies, Inc.	72,933
200	Nitori Holdings Company Ltd.	35,427
2,900	Nojima Corporation(a)	71,749
		993,922
	SOFTWARE - 0.2%
156	Tyler Technologies, Inc.(b)	70,570

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 39.3% (Continued)
	SPECIALTY FINANCE - 0.2%
2,338	Intrum A.B.(a)	$ 76,574

	STEEL - 0.3%
5,600	Mitsui & Company Ltd.	126,163

	TECHNOLOGY HARDWARE - 1.0%
1,643	Corning, Inc.	67,199
4,392	HP, Inc.	132,593
334	Logitech International S.A.(a)	40,506
500	Murata Manufacturing Company Ltd.	38,211
100	Nintendo Company Ltd.(a)	58,221
800	Sony Group Corporation(a)	77,953
		414,683
	TECHNOLOGY SERVICES - 0.2%
1,791	Computacenter plc(a)	63,636

	TELECOMMUNICATIONS - 0.4%
303	Iliad S.A.(a)	44,341
3,337	Proximus S.A.DP	64,466
1,562	United Internet A.G.(a)	63,870
		172,677
	TOBACCO & CANNABIS - 0.5%
1,823	British American Tobacco plc(a)	70,515
3,760	Imperial Brands plc	80,875
3,935	Swedish Match A.B.	33,579
		184,969
	TRANSPORTATION & LOGISTICS - 2.8%
69	AP Moller - Maersk A/S - Series B	198,344
1,247	Deutsche Post A.G.(a)	84,825
185	DSV PANALPINA A/S	43,148
544	FedEx Corporation	162,292
4,800	Hitachi Transport System Ltd.	199,153
1,100	Nippon Express Company Ltd.	83,845
293	Old Dominion Freight Line, Inc.	74,363

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 39.3% (Continued)
	TRANSPORTATION & LOGISTICS - 2.8% (Continued)
6,064	Poste Italiane SpA	$ 80,183
15,444	PostNL N.V.(a)	83,736
2,500	Yamato Holdings Company Ltd.	71,178
		1,081,067
	WHOLESALE - CONSUMER STAPLES - 0.2%
9,600	Marubeni Corporation	83,562

	WHOLESALE - DISCRETIONARY - 0.6%
1,869	Bunzl plc(a)	61,682
5,200	Daiwabo Holdings Company Ltd.(a)	89,345
1,900	Toyota Tsusho Corporation	89,873
		240,900

	TOTAL COMMON STOCKS (Cost $14,309,098)	15,416,646

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 26.6%
	EQUITY - 14.0%
2,240	Communication Services Select Sector SPDR Fund	181,373
1,021	Consumer Discretionary Select Sector SPDR Fund	182,300
2,493	Consumer Staples Select Sector SPDR Fund	174,435
3,381	Energy Select Sector SPDR Fund	182,134
4,647	Financial Select Sector SPDR Fund	170,498
4,036	Global X MSCI Greece ETF	112,362
1,428	Health Care Select Sector SPDR Fund	179,857
1,679	Industrial Select Sector SPDR Fund	171,930
17,565	Invesco S&P 500 BuyWrite ETF	397,672
2,000	iShares China Large-Cap ETF	92,660
12,599	iShares Mortgage Real Estate ETF	467,675
2,936	iShares MSCI Brazil ETF	119,025
2,774	iShares MSCI Chile ETF	80,391
2,580	iShares MSCI India ETF	114,165
1,783	iShares MSCI Indonesia ETF	36,159
199	iShares MSCI Malaysia ETF	5,082

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 26.6% (Continued)
	EQUITY - 14.0% (Continued)
2,374	iShares MSCI Mexico ETF	$ 113,928
3,710	iShares MSCI Philippines ETF	114,787
5,068	iShares MSCI Poland ETF	108,810
2,152	iShares MSCI South Africa ETF	105,147
1,241	iShares MSCI South Korea ETF	115,636
1,832	iShares MSCI Taiwan ETF	117,156
1,407	iShares MSCI Thailand ETF	109,690
2,023	Materials Select Sector SPDR Fund	166,513
4,081	Real Estate Select Sector SPDR Fund	180,911
9,608	SPDR S&P International Dividend ETF	378,555
1,276	Technology Select Sector SPDR Fund	188,414
2,709	Utilities Select Sector SPDR Fund	171,290
4,061	VanEck Vectors Russia ETF	117,688
3,957	Vanguard Global ex-U.S. Real Estate ETF	230,931
3,636	Vanguard High Dividend Yield ETF	380,944
2,333	Vanguard Real Estate ETF	237,476
		5,505,594
	FIXED INCOME - 12.6%
20,993	Invesco Senior Loan ETF	464,995
6,775	iShares 0-5 Year High Yield Corporate Bond ETF	312,057
15,060	iShares 1-3 Year Treasury Bond ETF	1,297,569
316	iShares iBoxx $ Investment Grade Corporate Bond	42,458
13,040	iShares International Preferred Stock ETF	224,288
8,483	iShares J.P. Morgan EM High Yield Bond ETF	387,843
3,472	iShares JP Morgan USD Emerging Markets Bond ETF	390,461
830	iShares National Muni Bond ETF	97,276
5,998	iShares Preferred & Income Securities ETF	235,931
1,768	iShares Trust iShares 1-5 Year Investment Grade	96,904
6,100	iShares US & International High Yield Corp Bond	310,246
1,556	Schwab US TIPS ETF	97,266
5,530	SPDR Bloomberg Barclays Convertible Securities ETF	479,616
2,853	SPDR Bloomberg Barclays High Yield Bond ETF	313,716
3,167	SPDR Bloomberg Barclays Investment Grade Floating	97,069

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 26.6% (Continued)
	FIXED INCOME - 12.6% (Continued)
1,686	SPDR FTSE International Government			$ 95,141
				4,942,836

	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,299,686)			10,448,430

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 11.2%
	MONEY MARKET FUNDS - 11.2%
4,406,733	First American Government Obligations Fund, Class U, 0.03% (Cost $4,406,733)(c)			4,406,733

	TOTAL INVESTMENTS - 77.1% (Cost $28,015,517)			$ 30,271,809
	OTHER ASSETS IN EXCESS OF LIABILITIES- 22.9%			8,969,813
	NET ASSETS - 100.0%			$ 39,241,622

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Unrealized Appreciation (Depreciation)
16	3 Month Euro Euribor Future	09/13/2021	$ 4,768,980	$ 148
69	CBOT Corn Future(e)	12/14/2021	2,030,325	215,437
26	CBOT Soybean Future(e)	11/12/2021	1,818,700	144,350
39	CBOT Wheat Future(e)	12/14/2021	1,335,750	72,175
16	CME 3 Month Eurodollar Future	09/13/2021	3,994,400	1,262
16	CME 3 Month Eurodollar Future	12/13/2021	3,991,800	100
41	CME Australian Dollar Currency Future	09/13/2021	3,074,180	(98,945)
36	CME British Pound Currency Future	09/13/2021	3,106,125	(70,147)
38	CME Canadian Dollar Currency Future	09/14/2021	3,063,560	(79,974)
3	CME Euro Foreign Exchange Currency Future	09/13/2021	444,938	(12,675)
7	CME Live Cattle Future(e)	08/31/2021	343,630	1,070
1	CME Swiss Franc Currency Future	09/13/2021	135,238	(4,612)
11	COMEX Copper Future(e)	09/28/2021	1,179,475	(138)
20	Montreal Exchange 3 Month Canadian Bank Acceptance	09/13/2021	4,019,422	2,145
20	Montreal Exchange 3 Month Canadian Bank Acceptance	12/13/2021	4,017,201	(640)
67	NYBOT CSC Number 11 World Sugar Future(e)	09/30/2021	1,342,465	43,511
44	NYMEX Henry Hub Natural Gas Futures(e)	08/27/2021	1,594,560	276,370
20	NYMEX Light Sweet Crude Oil Future(e)	08/20/2021	1,455,400	159,400
8	NYMEX Light Sweet Crude Oil Future(e)	11/19/2021	561,040	49,520
15	NYMEX NY Harbor ULSD Futures(e)	08/31/2021	1,342,341	87,893
15	NYMEX Reformulated Gasoline Blendstock for Oxygen(e)	08/31/2021	1,400,742	114,228
6	NYMEX Reformulated Gasoline Blendstock for Oxygen(e)	11/30/2021	510,376	24,117
2	TSE Japanese 10 Year Bond Futures	09/13/2021	2,733,399	361
	TOTAL FUTURES CONTRACTS			$ 924,956

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Unrealized Appreciation (Depreciation)
38	CBOT 10 Year US Treasury Note	09/21/2021	$ 5,034,999	$ (36,851)
16	CBOT Wheat Future(e)	12/14/2021	548,000	20,350
14	CME British Pound Currency Future	09/13/2021	1,207,938	31,412
10	CME Euro Foreign Exchange Currency Future	09/13/2021	1,483,125	42,250
59	CME Japanese Yen Currency Future	09/13/2021	6,642,663	92,075
10	CME Live Cattle Future(e)	12/31/2021	528,400	(11,710)
4	CME Norwegian Krone Currency Future	09/13/2021	928,160	40,720
1	CME Swiss Franc Currency Future	09/13/2021	135,238	4,562
1	COMEX Gold 100 Troy Ounces Future(e)	08/27/2021	177,160	–
24	Eurex 10 Year Euro BUND Future	09/08/2021	4,912,759	(19,722)
27	Long Gilt Future	09/28/2021	4,778,022	(39,618)
41	MONTREAL EXCHANGE 10 YEAR CANADIAN BOND FUTURE	09/21/2021	4,818,154	(56,231)
28	NYBOT CSC Number 11 World Sugar Future(e)	09/30/2021	561,030	(29,142)
15	NYMEX Henry Hub Natural Gas Futures(e)	11/26/2021	561,450	(74,880)
	TOTAL FUTURES CONTRACTS			$ (36,785)

CREDIT DEFAULT SWAPS
Counterparty	Index	Buy/Sell Protection	Fixed Rate Received	Implied Credit Spread	Frequency of Payments	Expiration Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Credit Suisse	Markit CDX Emerging Markets Index	Sell	1.00%	155.62%	Quarterly	7/10/2026	$388,500	$(10,283)	$ (12,885)	$ 2,602
Credit Suisse	Markit CDX North America High Yield Index	Sell	5.00%	273.36%	Quarterly	7/10/2026	310,500	31,570	26,047	5,523
Credit Suisse	Markit CDX North America Investment Grade Index	Sell	1.00%	47.76%	Quarterly	7/10/2026	97,000	2,458	2,048	410
Credit Suisse	Markit iTraxx Europe Index	Sell	1.00%	46.88%	Quarterly	7/10/2026	79,000	2,486	2,150	336
Credit Suisse	Markit iTraxx Europe Crossover Index	Sell	5.00%	231.96%	Quarterly	7/10/2026	253,000	37,119	31,376	5,743
		Net Unrealized Appreciation on Swap Contracts							$ 48,736	$ 14,614

A/S	- Anonim Sirketi
ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt

CIT	Citibank
CSI	Credit Suisse

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2021.
(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(e)	All or a portion of this investment is a holding of the ACSSF Fund Limited.